FAIR VALUE MEASUREMENT (Details) - Recurring [Member] - USD ($)	3 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Derivative Financial Instrument, beginning	$ (3,917,008)	$ (271,710)
Issuance of Derivative Financial Instruments	(3,521,907)
Significant Other Observable Inputs (Level 2) [Member]
Derivative Financial Instrument, beginning	(3,917,008)	$ (271,710)
Issuance of Derivative Financial Instruments	$ (3,521,907)